Earnings per share	6 Months Ended	7 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
Earnings per share

The following table sets forth the components of diluted earnings per share (in thousands, except shares amounts):

	Three months ended June 30, 2013	Six months ended June 30, 2013
Numerator
Net income	$5,227	$4,243

Denominator
Weighted average common stock outstanding – basic	19,374,601	13,624,599
Stock options using the treasury method	884,583	897,628
Weighted average common stock outstanding – diluted	20,259,184	14,522,227

Stock options excluded from the calculation of diluted earnings per share because inclusion would have been anti-dilutive	—	—
Earnings Per Share Because we incurred a net loss attributable to Class B Stockholders from inception to December 31, 2012, basic and diluted earnings per share are equivalent for the period.